Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of estimated useful lives
Useful Life
Office equipment	3 years
Office furniture and fixtures	3 - 5 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of noncontrolling interests
	December 31, 2019	December 31, 2020	December 31, 2020
	RMB	RMB	USD
VIDA	-	4,630,583	709,678
ICinit and subsidiary	-	781,772	119,813
VIYI and VIYI Technology	-	91,995,852	14,099,197
Fe-da Electronics and subsidiary	-	986,244	151,151
Shenzhen Weiyixin, subsidiaries and VIE	-	2,082,345	319,140
Noncontrolling interests subscriptions receivable	-	(88,671,062)	(13,589,643)
Total noncontrolling interests	-	11,805,734	1,809,336